Note 21 - Mezzanine Equity	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Mezzanine Equity [Text Block]
21.	Mezzanine Equity

Issuance of convertible preferred stock:
On
November
22,
2016,
the Company, entered into a securities purchase agreement with YA II CD, LTD., or Yorkville for the sale of
2,106
newly designated Series B convertible preferred stock. Yorkville purchased
1,579
Series B convertible preferred stock on
November
22,
2016
and
527
Series B convertible preferred stock on
November
28,
2016.
The preferred stock was issued to Yorkville through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were
$1,741.
The holders of Series B Convertible Preferred Shares are entitled to such number of votes as is equal to the number of the Company’s common shares then issuable upon a conversion of each Series B Convertible Preferred Share (subject to an ownership limitation of
4.99%)
on all matters submitted to a vote of the stockholders of the Company. The Series B convertible preferred stock are convertible into a number of the Company’s common shares equal to the quotient of
$1
divided by the lesser of the following
two
prices: (i)
$2.80
(per share) and (ii)
85%
of the lowest daily VWAP of the Company’s common shares over the
10
consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, but in no event will this conversion price be less than
$1.00
(per share). The holders of Series B convertible preferred stock are not entitled to dividends or a redemption in cash except in the case of an event of default (a “Triggering Event”). A Triggering Event includes, among other things, certain bankruptcy proceedings, the delisting of the Company’s common shares from Nasdaq, failure to timely deliver common shares upon conversion, failure to pay cash upon redemption, or failure to observe or perform certain covenants.
No
Series B convertible preferred stock were converted in
2016.
The Company retains the right at all times to redeem a portion or all of the outstanding Series B Convertible Preferred Shares. The Company shall pay an amount equal to
$1
per each Series B Convertible Preferred Share, or the Liquidation Amount, plus a redemption premium equal to twenty
percent
(20%)
of the Liquidation Amount being redeemed.Pursuant to the issuance of the convertible preferred stock, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company’s common stock per share on the commitment date, to additional paid-in capital, resulting in a discount of
$1,403
on the Series B convertible preferred stock. The Company has accreted the whole discount in the year ended
December
31,
2016.
As the Company is in an accumulated deficit position, the offsetting amount will be amortizable as a deemed dividend charged against additional paid-in-capital for common shares, as there are no retained earnings from which to declare a dividend.

The following table summarizes the activity in mezzanine equity since issuance of the Preferred Shares:

Series B convertible preferred stock	Total
BALANCE, December 31, 2015	-
Net Proceeds from Issuance of Series B	1,741
Deemed dividend for beneficial conversion feature	1,403
Beneficial conversion feature	(1,403)
Balance December 31, 2016	1,741